DEBT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
DEBT
Schedule of maturities of debt
2024	$295,055
2025	1,220,550
Total	$1,515,605

2024	$114,542
2025	950,550
Total	$1,065,092